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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Breeden Capital Management LLC
Address:   100 Northfield Street
           Greenwich, CT  06830

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard C. Breeden
Title:    Chairman
Phone:    (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden         Greenwich, CT           February 14, 2007
-----------------------         --------------          -----------------
[Signature]                     [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   8
Form 13F Information Table Value Total:   $329,472 (thousands)

..

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                      FOR QUARTER ENDED DECEMBER 31, 2006


                               Title of                                          Put/
Name of Issuer                   Class   CUSIP      Value (x   Shrs or prn SH/   Call  Investment    Other     Voting Authority
--------------                 --------  ------     -----      ---------   ---   ----  ----------   --------  -------------------
                                                    $1000)       amt       PRN         Discretion   Managers  Sole   Shared  None
                                                    ------       ---       ---         ----------   --------  -----  ------  ----

Alexander & Baldwin Inc.       COM       014482103  $70,841    1,597,672   SH            SOLE                  X
Applebee's International Inc.  COM       037899101  $96,213    3,900,000   SH            SOLE                  X
Bausch & Lomb Inc.             COM       071707103  $10,501      201,700   SH            SOLE                  X
H&R Block, Inc.                COM       093671105  $59,866    2,598,350   SH            SOLE                  X
Helmerich & Payne, Inc         COM       423452101   $3,519      143,800   SH            SOLE                  X
STERIS Corp.                   COM       859152100  $64,711    2,570,973   SH            SOLE                  X
Walter Industries Inc.         COM       93317Q105  $15,696      580,256   SH            SOLE                  X
Warnaco Group Inc.             COM NEW   934390402   $8,126      320,158   SH            SOLE                  X
